BORROWINGS - Composition of Non-recourse Borrowings (Details) $ in Millions	Jun. 30, 2026 USD ($) year	Dec. 31, 2025 USD ($) year
Disclosure of detailed information about borrowings [line items]
Less: Current portion	$ (1,284)	$ (2,772)
Non-recourse borrowings	15,672	15,362
Subscription facility | The partnership
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 0	$ 1
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	6.90%	6.90%
Term (years) | year	8	6
Carrying value	$ 15,500	$ 15,350
Add: Unamortized premiums and discounts	9	9
Less: Unamortized financing fees	(89)	(95)
Less: Current portion	(1,284)	(2,772)
Non-recourse borrowings	14,136	12,492
Estimated fair value	$ 15,672	$ 15,362
Non-recourse borrowings | Hydroelectric
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	8.20%	7.50%
Term (years) | year	8	5
Carrying value	$ 9,327	$ 9,310
Estimated fair value	$ 9,570	$ 9,368
Non-recourse borrowings | Wind
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.00%	5.80%
Term (years) | year	6	7
Carrying value	$ 2,185	$ 2,114
Estimated fair value	$ 2,159	$ 2,103
Non-recourse borrowings | Solar
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	4.90%	5.90%
Term (years) | year	9	9
Carrying value	$ 3,988	$ 3,926
Estimated fair value	$ 3,943	$ 3,891